UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03264

Exact name of registrant as specified in charter:	Dryden Government Securities Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2007

Date of reporting period:	5/31/2007

Item 1 – Reports to Stockholders

Dryden Government Securities Trust/

Money Market Series

MAY 31, 2007	SEMIANNUAL REPORT

FUND TYPE

Money market

OBJECTIVES

High current income, preservation of capital, and maintenance of liquidity.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 2007, were not audited, and accordingly, no auditor’s opinion is expressed on them.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

July 16, 2007

Dear Shareholder:

On the following pages, you’ll find your semiannual report for the Dryden Government Securities Trust/Money Market Series. The semiannual report is an interim statement furnished between the Series’ annual reports, which include an analysis of its performance over the fiscal year.

Money market investments such as the Series are at the low-risk and low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report. The Series may be an important part of your overall financial plan, and at JennisonDryden, we recommend that you review your portfolio regularly with your financial advisor.

Sincerely,

Judy A. Rice, President

Dryden Government Securities Trust/Money Market Series

Dryden Government Securities Trust/Money Market Series	1

Your Series’ Performance

Series objectives

The investment objectives of the Dryden Government Securities Trust/Money Market Series are high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Series will achieve its investment objectives.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross and net operating expenses: Class A, 0.82% and 0.69%; Class Z, 0.69% and 0.69%, respectively.

Fund Facts as of 5/31/07
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	4.53%	$1.00	64 Days	$243.9
Class Z	4.65%	$1.00	64 Days	$18.6
iMoneyNet, Inc. Government & Agency Retail Avg.*	4.54%	N/A	30 Days	N/A

*iMoneyNet, Inc. reports a seven-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average as of May 29, 2007.

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

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Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on December 1, 2006, at the beginning of the period, and held through the six-month period ended May 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Each Series transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Series, that you own. You should consider the additional fees that were charged to your Series account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Government Securities Trust/Money Market Series	3

Fees and Expenses (continued)

the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Securities Trust/ Money Market Series		Beginning Account Value December 1, 2006	Ending Account Value May 31, 2007	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,022.60	0.82%	$4.13
	Hypothetical	$1,000.00	$1,020.84	0.82%	$4.13

Class Z	Actual	$1,000.00	$1,023.20	0.69%	$3.48
	Hypothetical	$1,000.00	$1,021.49	0.69%	$3.48

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Fund’s fiscal year ending November 30, 2007 (to reflect the six-month period).

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Portfolio of Investments

as of May 31, 2007 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Federal Farm Credit Bank 3.3%
$5,000	5.16%, 6/20/07(a)	$4,986,384
3,050	5.245%, 9/24/07(c)	3,050,520
500	3.64%, 11/16/07	496,334

		8,533,238

Federal Home Loan Bank 9.2%
8,250	5.20%, 6/8/07(c)	8,249,969
1,199	5.13%, 6/27/07(a)	1,194,558
700	4.125%, 7/20/07	698,868
1,500	2.30%, 7/24/07	1,493,613
660	5.26%, 11/1/07	659,765
1,500	5.00%, 11/9/07	1,496,745
1,110	3.11%, 1/18/08	1,095,410
1,325	3.85%, 1/28/08	1,312,924
3,000	4.42%, 3/11/08	2,981,781
5,000	5.375%, 5/5/08	5,000,000

		24,183,633

Federal Home Loan Mortgage Corporation 35.3%
865	5.20%, 6/13/07(a)	863,501
25,000	5.215%, 7/6/07, M.T.N.(c)	24,999,714
535	5.15%, 7/13/07(a)	531,786
3,000	5.11%, 8/27/07(a)	2,962,953
2,324	5.07%, 9/14/07(a)	2,289,634
25,000	5.1725%, 9/27/07, M.T.N.(c)	24,998,789
1,000	5.05%, 11/6/07(a)	977,836
5,246	4.96%, 12/11/07(a)	5,106,319
9,861	4.97%, 12/11/07(a)	9,598,440
2,445	4.94%, 12/21/07(a)	2,376,892
4,130	5.30%, 2/6/08, M.T.N.	4,129,597
3,000	4.99%, 3/3/08(a)	2,885,230
5,000	5.36%, 3/27/08, M.T.N.	4,999,590
1,000	4.98%, 3/31/08(a)	957,947
5,000	3.03%, 6/11/08, M.T.N.	4,888,220

		92,566,448

Federal National Mortgage Association 4.9%
2,750	5.21%, 6/21/07(c)	2,749,993
2,507	5.12%, 8/08/07(a)	2,482,754
2,050	5.03%, 10/26/07(a)	2,007,661

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	5

Portfolio of Investments

as of May 31, 2007 (Unaudited) Cont’d

Principal Amount (000)	Description	Value (Note 1)

$1,500	5.10%, 10/26/07(a)	$1,469,020
500	5.05%, 12/19/07(a)	485,902
2,157	5.02%, 12/28/07(a)	2,093,836
1,198	4.93%, 2/01/08(a)	1,157,773
400	4.00%, 5/20/08	395,337

		12,842,276

Repurchase Agreements(b) 48.3%
25,000	Banc of America Securities LLC, 5.32%, dated 5/31/07, due 6/1/07 in the amount of $25,003,694 (cost $25,000,000; the value of the collateral including interest was $25,500,000)	25,000,000
25,000	Barclays Capital Inc., 5.27%, dated 5/31/07, due 6/1/07 in the amount of $25,003,660 (cost $25,000,000: the value of the collateral including interest was $25,600,000)	25,000,000
24,867	BNP Paribas Securities Corp., 5.32%, dated 5/31/07, due 6/1/07 in the amount of $24,870,675 (cost $24,867,000: the value of the collateral including interest was $25,364,340)	24,867,000
26,000	Greenwich Capital Markets, Inc., 5.32%, dated 5/31/07, due 6/1/07 in the amount of $26,003,842 (cost $26,000,000: the value of the collateral including interest was $26,521,549)	26,000,000
26,000	UBS Warburg LLC, 5.32%, dated 5/31/07, due 6/1/07 in the amount of $26,003,842 (cost $26,000,000; the value of the collateral including interest was $26,522,110)	26,000,000

		126,867,000

	Total Investments 101.0% (amortized cost $264,992,595)(d)	264,992,595
	Liabilities in excess of other assets (1.0%)	(2,494,692)

	Net Assets 100.0%	$262,497,903

The following abbreviation is used in the portfolio descriptions:

M.T.N.—Medium Term Note

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(c)	Floating Rate Security. The interest rate shown reflects the rate in effect at May 31, 2007.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of May 31, 2007 was as follows:

Repurchase Agreements	48.3%
Federal Home Loan Mortgage Corporation	35.3
Federal Home Loan Bank	9.2
Federal National Mortgage Association	4.9
Federal Farm Credit Bank	3.3

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	7

Statement of Assets and Liabilities

as of May 31, 2007 (Unaudited)

Assets
Investments, at amortized cost which approximates market value:
Unaffiliated Investments	$138,125,595
Repurchase Agreements	126,867,000
Cash	29,532
Receivable for Series shares sold	914,070
Interest receivable	698,415
Prepaid expenses	1,394

Total assets	266,636,006

Liabilities
Payable for Series shares reacquired	3,244,274
Accrued expenses	486,805
Dividends payable	263,367
Management fee payable	89,129
Distribution fee payable	25,869
Deferred trustees’ fees	19,033
Transfer agent fee payable	9,626

Total liabilities	4,138,103

Net Assets	$262,497,903

Net assets were comprised of:
Shares of beneficial interest, at par $.01 per share	$2,624,977
Paid-in capital in excess of par	259,902,738

262,527,715
Accumulated net investment income	52,444
Accumulated net realized loss on investments	(82,256)

Net assets, May 31, 2007	$262,497,903

Class A
Net asset value, offering price and redemption price per share ($243,863,509 ÷ 243,863,330 shares of beneficial interest issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($18,634,394 ÷ 18,634,342 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Six Months Ended May 31, 2007 (Unaudited)

Net Investment Income
Interest	$6,881,654

Expenses
Management fee	516,698
Distribution fee—Class A	149,997
Transfer agent’s fees and expenses (including affiliated expense of $107,200)	204,000
Custodian’s fees and expenses	55,000
Registration fees	34,000
Reports to shareholders	32,000
Legal fees and expenses	18,000
Trustees’ fees	9,000
Audit fee	8,000
Insurance expenses	4,000
Miscellaneous	4,515

Total expenses	1,035,210

Net investment income	5,846,444

Realized Gain On Investments
Net realized gain on investment transactions	2,305

Net Increase In Net Assets Resulting From Operations	$5,848,749

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	9

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$5,846,444	$10,699,523
Net realized gain on investment transactions	2,305	927

Net increase in net assets resulting from operations	5,848,749	10,700,450

Dividends and distributions (Note 1)
Class A	(5,422,477)	(9,924,046)
Class Z	(426,272)	(805,598)

	(5,848,749)	(10,729,644)

Series share transactions(a) (Note 5)
Net proceeds from shares subscribed	288,889,084	534,966,882
Net asset value of shares issued in reinvestment of dividends and distributions	5,830,174	10,653,056
Cost of shares reacquired	(289,648,454)	(540,281,381)

Net increase in net assets from Series share transactions	5,070,804	5,338,557

Total increase	5,070,804	5,309,363

Net Assets
Beginning of period	257,427,099	252,117,736

End of period(b)	$262,497,903	$257,427,099

(a) At $1.00 per share for the Money Market Series.
(b) Includes accumulated net investment income of	$52,444	$54,749

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

Dryden Government Securities Trust (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Money Market Series (the “Series”) seeks high current income, preservation of capital and maintenance of liquidity by investing primarily in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities that mature in 13 months or less.

Note 1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. The Fund amortizes premiums and accretes discounts on purchases of portfolio securities as adjustments to interest income. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dryden Government Securities Trust/Money Market Series	11

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .40 of 1% of the Series’ average daily net assets up to $1 billion, .375 of 1% of the average daily net assets between $1 billion and $1.5 billion, and .35 of 1% in excess of $1.5 billion. The effective management fee rate was .40 of 1% for the six months ended May 31, 2007.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Series compensates PIMS for distributing and servicing the Class A shares, pursuant to a plan of distribution (the “Class A Plan”), regardless of expenses

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actually incurred by PIMS. The distribution fees for Class A shares are accrued daily and payable monthly. The distributor pays various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Series compensate PIMS at an annual rate of .125 of 1% of Class A average daily net assets.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Pruco Securities, LLC (“Pruco”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended May 31, 2007, the Fund incurred approximately $14,100 in total networking fees, of which $14,000 was paid to Pruco and First Clearing. These amounts are included in transfer agent’s fees and expenses on the Statement of Operations.

Note 4. Tax Information

As of November 30, 2006, for federal income tax purposes, the Series had a capital loss carryforward of approximately $85,000 which expires in 2012. In addition, the Series utilized approximately $1,000 of its prior year capital loss carry forward to offset net taxable gains realized in the fiscal year ended November 30, 2006. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 5. Capital

The Fund offers Class A and Class Z shares. Neither Class A nor Class Z shares are subject to any sales or redemption charge. Class Z shares are offered exclusively for sale to a limited group of investors. The Series may also offer Class S shares. There are no Class S shares currently issued and outstanding. The Series has authorized an unlimited number of shares of beneficial interest at $.01 par value.

Dryden Government Securities Trust/Money Market Series	13

Notes to Financial Statements

(Unaudited) Cont’d

Transactions in shares of beneficial interest at $1 net asset value per share, for the Series were as follows:

Class A	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Shares sold	286,307,857	525,773,257
Shares issued in reinvestment of dividends and distributions	5,407,216	9,851,062
Shares reacquired	(287,162,129)	(528,431,344)

Net increase in shares outstanding	4,552,944	7,192,975

Class Z
Shares sold	2,581,227	9,193,625
Shares issued in reinvestment of dividends and distributions	422,958	801,994
Shares reacquired	(2,486,325)	(11,850,037)

Net increase (decrease) in shares outstanding	517,860	(1,854,418)

Note 6. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, in the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

MAY 31, 2007	SEMIANNUAL REPORT

Dryden Government Securities Trust/Money Market Series

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended May 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000

Net investment income and net realized gain on investment transactions	.022
Dividends and distributions	(.022)

Net asset value, end of period	$1.000

Total Return(a):	2.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$243,863
Average net assets (000)	$240,614
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.82	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	4.52	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended November 30,
2006	2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000	$1.000

.041	.023	.006	.005	.012
(.041)	(.023)	(.006)	(.005)	(.012)

$1.000	$1.000	$1.000	$1.000	$1.000

4.19%	2.30%	.59%	.47%	1.19%

$239,311	$232,144	$297,465	$504,806	$607,585
$239,613	$263,276	$398,378	$571,964	$612,109

.80%	.80%	.71%	.87%	.77%
.67%	.67%	.58%	.74%	.64%
4.13%	2.29%	.54%	.46%	1.14%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	17

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended May 31, 2007
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1.000

Net investment income and net realized gain on investment transactions	.023
Dividends and distributions	(.023)

Net asset value, end of period	$1.000

Total Return(a):	2.32%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,634
Average net assets (000)	$18,405
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.69	%(b)
Expenses, excluding distribution and service (12b-1) fees	.69	%(b)
Net investment income	4.65	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended November 30,
2006	2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000	$1.000

.043	.024	.008	.006	.013
(.043)	(.024)	(.008)	(.006)	(.013)

$1.000	$1.000	$1.000	$1.000	$1.000

4.32%	2.43%	.75%	.60%	1.32%

$18,116	$19,973	$22,640	$22,486	$23,002
$18,986	$19,996	$19,664	$22,010	$27,790

.67%	.67%	.58%	.74%	.64%
.67%	.67%	.58%	.74%	.64%
4.23%	2.49%	.77%	.56%	1.27%

See Notes to Financial Statements.

Dryden Government Securities Trust/Money Market Series	19

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Trustees of the Series has delegated to the Series’ investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Series’ website and on the Commission’s website.

TRUSTEES
David E.A. Carson • Richard A. Redeker • Robert F. Gunia

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsberger, Chief Compliance Officer •
Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objective, risks, charges, and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Government Securities Trust/Money Market Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Series’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Series’ schedule of portfolio holdings is also available on the Series’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Securities Trust/Money Market Series
Share Class	A	Z
NASDAQ	PBGXX	PGZXX
CUSIP	262434301	262434400

MF100E2    IFS-A135962    Ed. 07/2007

Item 2   – Code of Ethics – Not required, as this is not an annual filing.

Item 3   – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4   – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5   – Audit Committee of Listed Registrants – Not applicable.

Item 6   – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7   – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8   – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9   – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Government Securities Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 26, 2007

*	Print the name and title of each signing officer under his or her signature.